Earnings Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Reconciliation of Numerators and Denominators Used in Computations of Basic and Diluted Earnings Per Share

The following table reconciles the numerators and denominators used in the computations of basic and diluted earnings per share (in thousands, expect per share data):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Numerator:
Income (loss) from continuing operations	$39,019	$3,071	$33,008	$(104,224)
Net income attributable to noncontrolling interests	720	714	2,168	2,135
Preferred stock dividends	—	9,242	11,381	27,219

Net income (loss) from continuing operations available to common shareholders, basic and diluted	$38,299	$(6,885)	$19,459	$(133,578)

Denominator:
Basic weighted-average common shares outstanding	264,768	178,140	229,405	178,051
Dilutive effect of stock awards	8,562	—	8,589	—

Diluted weighted-average common shares outstanding	273,330	178,140	237,994	178,051

Basic earnings per share	$0.14	$(0.04)	$0.08	$(0.75)
Diluted earnings per share	$0.14	$(0.04)	$0.08	$(0.75)

The following table reconciles the numerators and denominators used in the computations of basic and diluted earnings per share:

	Year Ended December 31,
	2013	2012	2011
	(Amounts in thousands, except per share data)
Net loss from continuing operations	$(90,455)	$(621,726)	$(79,294)
Net income (loss) attributable to noncontrolling interests	2,863	(59,317)	(36,681)
Preferred stock dividends	36,704	34,583	32,579

Net loss from continuing operations available to common shareholders	$(130,022)	$(596,992)	$(75,192)

Basic and diluted weighted-average number of shares outstanding	178,125	177,206	176,703
Basic and diluted loss per share available to common shareholders	$(0.73)	$(3.37)	$(0.43)